Derivatives and Fair Value Measurements - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative [Line Items]
Gains (losses) recognized in income or other comprehensive income for derivative designated cash flow hedges	$ 2,073,000	$ 2,075,000	$ 2,073,000
Derivative instrument loss at settlement amortization period	10 years
Cash Flow Hedging [Member]
Derivative [Line Items]
Gains (losses) recognized in income or other comprehensive income for derivative designated cash flow hedges	$ 0
Minimum [Member]
Derivative [Line Items]
Maturities of natural gas swaps	Jan. 31, 2018
Maximum [Member]
Derivative [Line Items]
Maturities of natural gas swaps	Oct. 31, 2019
Arizona [Member]
Derivative [Line Items]
Natural gas portfolios, maximum % rate	25.00%
California [Member]
Derivative [Line Items]
Natural gas portfolios, maximum % rate	25.00%